Expense Example, No Redemption - Invesco Peak Retirement 2020 Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	621	1,881	3,104	6,005	152	1,617	3,018	6,132	101	1,479	2,809	5,937	50	1,338	2,595	5,602	50	1,315	2,552	5,524	50	1,315	2,552	5,524